CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Accumulated Other Comprehensive Income	Treasury Shares	Total
Balance at Dec. 31, 2009	$ 124	$ 78,933	$ (36,438)	$ 82	$ (43)	$ 42,658
Balance (in shares) at Dec. 31, 2009	30,244,330
Employee options exercised	2	1,068	0	0	0	1,070
Employee options exercised (in shares)	389,897					(389,897)
Stock-based compensation expense related to employees and consultants	0	1,169	0	0	0	1,169
Accumulated other comprehensive income	0	0	0	146	0	146
Net income	0	0	9,045	0	0	9,045
Balance at Dec. 31, 2010	126	81,170	(27,393)	228	(43)	54,088
Balance (in shares) at Dec. 31, 2010	30,634,227
Employee options exercised	5	1,482	0	0	0	1,487
Employee options exercised (in shares)	734,661					(734,661)
Stock-based compensation expense related to employees and consultants	0	1,731	0	0	0	1,731
Accumulated other comprehensive income	0	0	0	(395)	0	(395)
Dividend	0	0	(10,017)	0	0	(10,017)
Net income	0	0	12,210	0	0	12,210
Balance at Dec. 31, 2011	131	84,383	(25,200)	(167)	(43)	59,104
Balance (in shares) at Dec. 31, 2011	31,368,888
Employee options exercised	1	649	0	0	0	650
Employee options exercised (in shares)	286,054					(286,054)
Stock-based compensation expense related to employees and consultants	0	2,534	0	0	0	2,534
Accumulated other comprehensive income	0	0	0	726	0	726
Dividend	0	0	(7,584)	0	0	(7,584)
Net income	0	0	7,488	0	0	7,488
Balance at Dec. 31, 2012	$ 132	$ 87,566	$ (25,296)	$ 559	$ (43)	$ 62,918
Balance (in shares) at Dec. 31, 2012	31,654,942